Net Income (Loss) Per Common Share - Calculation of Basic and Diluted Weighted-Average Shares Outstanding and Earnings (Loss) per Share (EPS) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Earnings Per Share [Abstract]
Net income (loss) - numerator	$ 4,606	$ (9,469)
Weighted-average shares - denominator	43,350,000	38,712,000	40,807,000	34,175,000
Basic earnings (loss) per share	$ 0.11	$ (0.24)	$ (1.63)	$ (0.56)
Net income (loss)	$ 4,606	$ (9,469)
Interest expense on convertible note	819
Net income (loss) - numerator	$ 5,425	$ (9,469)
Dilution effect of stock options and unvested restricted stock units and performance share units outstanding at end of period	1,760,000	0
Additional shares assuming conversion of convertible note	3,409,000	0
Weighted-average shares - diluted	48,519,000	38,712,000
Diluted earnings (loss) per share	$ 0.11	$ (0.24)	$ (1.63)	$ (0.56)
Stock options and unvested restricted stock units and performance share units excluded due to anti-dilutive effect	920,000	4,305,000